Net Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Property, plant and equipment
Gross property, plant and equipment	$ 2,228	$ 2,072	$ 2,228
Accumulated depreciation and amortization	(1,151)	(1,066)	(1,151)
Net property, plant and equipment	$ 1,077	1,006	1,077
Minimum
Property, plant and equipment
Useful Lives	3 years
Maximum
Property, plant and equipment
Useful Lives	30 years
Land and improvements
Property, plant and equipment
Gross property, plant and equipment	$ 224	214	$ 224
Land and improvements | Minimum
Property, plant and equipment
Useful Lives			3 years
Land and improvements | Maximum
Property, plant and equipment
Useful Lives			15 years
Buildings and improvements
Property, plant and equipment
Useful Lives			30 years
Gross property, plant and equipment	525	486	$ 525
Machinery and equipment
Property, plant and equipment
Gross property, plant and equipment	1,253	1,142	$ 1,253
Machinery and equipment | Minimum
Property, plant and equipment
Useful Lives			3 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful Lives			20 years
Vessels and vehicles
Property, plant and equipment
Gross property, plant and equipment	136	140	$ 136
Vessels and vehicles | Minimum
Property, plant and equipment
Useful Lives			3 years
Vessels and vehicles | Maximum
Property, plant and equipment
Useful Lives			18 years
Office furniture and fixtures
Property, plant and equipment
Useful Lives			5 years
Gross property, plant and equipment	34	32	$ 34
Construction in progress
Property, plant and equipment
Gross property, plant and equipment	56	58	$ 56
Capitalized interest	$ 4	$ 4